Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%
CHINA — 98.1%
Alibaba Group Holding Ltd.*	12,200	$121,748
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,360	26,440
BeiGene Ltd.*	3,191	32,904
Beijing United Information Technology Co., Ltd., Class A	2,230	33,852
Bilibili, Inc., Class Z *	784	12,041
China Merchants Bank Co., Ltd., Class H	14,000	64,790
Contemporary Amperex Technology Co., Ltd., Class A	1,000	56,305
ENN Energy Holdings Ltd.	2,300	30,666
Estun Automation Co., Ltd., Class A	12,800	33,842
Fuyao Glass Industry Group Co., Ltd., Class H	6,400	25,662
Geely Automobile Holdings Ltd.	21,000	28,738
Glodon Co., Ltd., Class A	3,200	20,548
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,100	13,717
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,900	34,678
Haier Smart Home Co., Ltd., Class H	10,200	31,038
Hangzhou Robam Appliances Co., Ltd., Class A	5,000	16,114
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,800	23,042
Huayu Automotive Systems Co., Ltd., Class A	11,200	25,963
HUTCHMED China Ltd. ADR*	365	3,234
JD.com, Inc., Class A	3,869	97,608
Jiangsu Azure Corp., Class A	9,000	17,570
KE Holdings, Inc. ADR*	289	5,063
KE Holdings, Inc., Class A *	1,867	10,756
Kingdee International Software Group Co., Ltd.*	16,000	20,854
Kingsoft Corp., Ltd.	6,800	17,992
Kuaishou Technology*	2,200	14,111
Kweichow Moutai Co., Ltd., Class A	400	105,273
Li Ning Co., Ltd.	8,500	64,497
LONGi Green Energy Technology Co., Ltd., Class A	4,100	27,507
Lufax Holding Ltd. ADR	2,976	7,559
Medlive Technology Co., Ltd.	10,000	11,394
Meituan, Class B *	4,900	102,981
Midea Group Co., Ltd., Class A	5,500	38,128
Minth Group Ltd.	8,000	17,568
NetEase, Inc.	2,200	33,197
Pinduoduo, Inc. ADR*	410	25,658
Ping An Bank Co., Ltd., Class A	22,400	37,323
Ping An Insurance Group Co. of China Ltd., Class H	15,000	74,832
Pop Mart International Group Ltd.	4,600	8,412
Proya Cosmetics Co., Ltd., Class A	1,740	39,904
SG Micro Corp., Class A	1,790	35,435
Shandong Sinocera Functional Material Co., Ltd., Class A	7,900	32,135
Shenzhen Inovance Technology Co., Ltd., Class A	5,400	43,678
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,225	33,415
Shenzhou International Group Holdings Ltd.	3,300	25,481
Sinocare, Inc., Class A	4,600	17,595
Sungrow Power Supply Co., Ltd., Class A	1,200	18,589
Sunny Optical Technology Group Co., Ltd.	1,800	17,107
Tencent Holdings Ltd.	5,100	172,259
Tencent Music Entertainment Group ADR*	1,873	7,604
Topchoice Medical Corp., Class A *	1,200	21,545
Weichai Power Co., Ltd., Class H	16,000	15,158
WuXi AppTec Co., Ltd., Class H	2,000	15,973
Yifeng Pharmacy Chain Co., Ltd., Class A	2,100	14,679
Yonyou Network Technology Co., Ltd., Class A	9,400	23,188
Yunnan Energy New Material Co., Ltd., Class A	1,000	24,465
Zai Lab Ltd.*	4,380	14,911
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	14,900	51,528

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
CHINA (continued)
Zijin Mining Group Co., Ltd., Class H	32,000	$30,973
		2,029,227
TOTAL INVESTMENTS — 98.1% (cost $3,274,069)		$2,029,227
Other assets less liabilities — 1.9%		38,577
NET ASSETS — 100.0%		$2,067,804

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$49,118	$1,980,109	$–	$2,029,227
Total	$49,118	$1,980,109	$–	$2,029,227

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.